SCOPE OF CONSOLIDATION - Other Investments Narrative (Details) $ in Millions			6 Months Ended		12 Months Ended			46 Months Ended
	Jun. 30, 2023 USD ($)	Jan. 26, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method					$ 1,168.0	$ 73.0	$ 0.0
Erdemir
Disclosure of financial assets [line items]
Proportion of ordinary shares sold			0.04
Revaluation surplus			$ 75.0
Form Energy
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method							17.5
TerraPower
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method	$ 25.0						$ 25.0
Boston Metal
Disclosure of financial assets [line items]
Purchase of interests in investments accounted for using equity method		$ 36.0
Ordinary Shares | Erdemir
Disclosure of financial assets [line items]
Proportion of ordinary shares held (in percent)	4.00%			4.00%			12.00%
Proceeds from sales of investments other than investments accounted for using equity method					227.0	626.0
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income				$ 333.0
Other investments | Erdemir
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in other comprehensive income					26.0	(105.0)
Other investments | ArcelorMittal XCarb®
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in other comprehensive income					(13.0)	(18.0)
Payments for acquisition of Uttam Galva and KSS Petron debt					11.0	66.0		$ 200.0
Other investments | ArcelorMittal XCarb® | Maximum
Disclosure of financial assets [line items]
Annual investment commitment					100.0			$ 100.0
Other investments | Stalprodukt S.A.
Disclosure of financial assets [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax					$ (3.0)	$ 8.0